Cash and Bank Balances	6 Months Ended
Jun. 30, 2023
Cash and Bank Balances [Abstract]
CASH AND BANK BALANCES
11	CASH AND BANK BALANCES

	As of December 31, 2022	As of June 30, 2023
	RM	RM	USD
Cash and bank balances	3,953,991	15,287,897	3,275,112
Cash at share trading accounts	42,004	40,964	8,776
Total	3,995,995	15,328,861	3,283,888

Cash at share trading accounts are readily convertible to a known amount of cash which are subject to an insignificant risk of changes in value.

The above balances that are not denominated in the functional currency are as follows:

	December 31, 2022	June 30, 2023
	RM	RM
Singapore dollar	12,605	22,566
United States dollar	20,326	588,335